Earnings per Unit and Cash Distributions (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings per Unit

The calculations of basic and diluted earnings per unit are presented below:

(US $ in thousands, except per unit data)	Three Months Ended June 30, 2014	April 15 to June 30, 2013	Six Months Ended June 30, 2014
Post IPO net income attributable to the members of KNOT Offshore Partners LP	$2,497	$4,343	$8,921
Less: Distribution paid (2)	9,945	5,547	17,560
Under (over) distributed earnings	(7,448)	(1,204)	(8,639)
Under (over) distributed earnings attributable to:
Common unitholders	(4,788)	—	(5,371)
Subordinated unitholders	(2,511)	(1,204)	(3,095)
General Partner	(149)	—	(173)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	8,719	8,568	8,643
Subordinated unitholders	8,568	8,568	8,568
General Partner	353	350	351
Earnings per unit (basic and diluted):
Common unitholders	$0.140	$0.317	$0.505

Subordinated unitholders (3)	0.143	0.177	0.511

General Partner	0.141	0.317	0.507

Cash distributions declared and paid in the period per unit (4)	0.435	—	0.435
Subsequent event: Cash distributions declared and paid per unit relating to the period (5)	0.435	0.317	0.435

(1)	Earnings per unit have been calculated in accordance with the cash distribution guidelines set forth in the Partnership’s First Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”).
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date. This includes cash distributions to the IDR holders (Knutsen NYK Offshore Tankers AS) for the three months ended June 30, 2014 and 2013 of $0.01 million and $nil, respectively, and for the six months ended June 30, 2014 and 2013 of $0.02 million and $nil, respectively.
(3)	This includes the net income attributable to IDR holders. The IDRs generally may not be transferred until March 31, 2018. The net income attributable to IDRs for the three and six months ended June 30, 2014 is $0.01 million and $0.02 million, respectively. There was no net income attributable to IDRs for the period April 15 to June 30, 2013.
(4)	Refers to cash distribution declared and paid during the period.
(5)	Refers to cash distribution declared and paid subsequent to the period end.